Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Other Borrowings [Abstract]
Composition of Other Borrowings

Other borrowings consists of the following at December 31, 2013 (none at December 31, 2014):

2013
Federal Home Loan Bank borrowings:
Secured note, with interest at 3.95% through September 11,
2008, thereafter putable back at the option of the
holder, due September 11, 2017	$7,500,000
Customer repurchase agreements with an average outstanding
rate of .14% at December 31, 2013	4,600,552
Total other borrowings	$12,100,552